EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFITS
NOTE 6   EMPLOYEE BENEFITS
1. In Israel
Israeli labor laws generally require severance payments upon dismissal of an employee or upon termination of employment in certain other circumstances. The following principal plans relate to the Company’s employees in Israel:
Severance pay liability with respect to Israeli employees’ is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company records an expense for the increase in its severance liability, net of earnings (losses) from the related severance pay fund. The liability is presented on the undiscounted basis as a long-term liability. Severance pay expenses were $2,869 thousand, $1,990 thousand and $1,433 thousand for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company’s liability for all of its Israeli employees is covered for by monthly deposits with severance pay funds. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or loss) accumulated through the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli Severance Pay Law or labor agreements. The amounts funded are presented separately in the balance sheet as severance pay fund.
2. Non-Israeli
The US subsidiary has a defined contribution retirement plan (the “Contribution Plan”) under the provisions of Section 401(k) of the Internal Revenue Code (“Code”) that covers eligible U.S. employees as defined in the Contribution Plan. Participants may elect to contribute up to a maximum amount prescribed by the Code. The US subsidiary, at its discretion, makes matching contributions equal to the mandatory minimum 3% non-elective (employer level) safe harbor contribution of the participant’s annual compensation. For the years ended December 31, 2015, 2014 and 2013, the U.S. subsidiary’s 401(k) Plan contributions were immaterial.
Most of the Company’s non-Israeli subsidiaries provide defined contribution plans for the benefit of their employees. The plans primarily provide for Company matching contributions based upon a percentage of the employees’ contributions. The Company’s contributions in fiscal 2015, 2014 and 2013 under such plans were immaterial.